Financial Instruments (Details 4) ₪ in Millions	12 Months Ended
	Dec. 31, 2018 ILS (₪) Transactions	Dec. 31, 2017 ILS (₪) Transactions
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	₪ 1,350	₪ 1,994
Fair value	(138)	(200)
Capital reserve	₪ 12	₪ 48
Debentures (Series 6) [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Repayment date	December 2018 - December 2022	December 2018 - December 2022
Number of transactions | Transactions	6	9
Nominal value	₪ 1,350	₪ 1,994
Fair value	(176)	(200)
Capital reserve	₪ 12	₪ 48